Taxes - Income tax - Additional Information (Details) $ in Billions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2025 COP ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		35.00%	35.00%	35.00%
Presumptive income tax						0.00%
Effective tax rate		23.40%	39.80%	31.20%
Applicable tax rate for fixed assets	35
Description of tax losses carry forward		12 taxable years
Projected Surcharges		$ (6,124)
Forecast
Disclosure of detailed information about income tax [Line Items]
Pillar Two income taxes		$ 3
Ecopetrol S.A. and Hocol
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate for fixed assets		35
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		35.00%	35.00%	35.00%
Ecopetrol Group | Free trade zone
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity		20.00%	15.00%
Free trade zone
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		20.00%
Free zone Legal Stability Agreement (LSA) | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		15.00%
Brazil | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		34.00%
Chile | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		27.00%
Peru | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		29.50%
USA | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		21.00%
Colombia
Disclosure of detailed information about income tax [Line Items]
Presumptive income tax	50.00%
2022 | Colombia
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate					35.00%